PROPERTY AND EQUIPMENT, NET - Schedule of Property and Equipment (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Property, Plant and Equipment [Line Items]
Property and equipment	¥ 668,259		¥ 854,035
Less: accumulated depreciation	545,425		554,594
Property and equipment, net	122,834	$ 17,809	299,441
Office buildings
Property, Plant and Equipment [Line Items]
Property and equipment	32,988		169,761
Furniture
Property, Plant and Equipment [Line Items]
Property and equipment	39,228		43,061
Office equipment
Property, Plant and Equipment [Line Items]
Property and equipment	375,930		393,561
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment	¥ 220,113		¥ 247,652